UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6273

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 11/30

Date of reporting period: 8/31/12

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Massachusetts Municipal Money Market Fund

August 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.3%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts
Greenfield,
GO Notes (Municipal Purpose
Loan)	2.00	2/1/13	500,000		502,785
Greenfield,
GO Notes, BAN	1.00	12/3/12	2,000,000		2,003,036
Lawrence,
GO Notes, BAN (State Qualified
Deficit Financing)	1.50	6/1/13	2,262,450		2,279,657
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; JPMorgan Chase Bank)	0.17	9/7/12	645,000	a	645,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue
(LOC; Citibank NA)	0.23	9/7/12	1,700,000	a	1,700,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured) (Liquidity
Facility; Barclays Bank PLC)	0.16	9/7/12	1,195,000	a	1,195,000
Massachusetts Development Finance
Agency, Education Revenue (The
Tabor Academy Issue) (LOC;
FHLB)	0.16	9/7/12	5,680,000	a,b	5,680,000
Massachusetts Development Finance
Agency, IDR (Metalcrafters,
Inc. Issue) (LOC; Bank of
America)	0.54	9/7/12	1,480,000	a	1,480,000
Massachusetts Development Finance
Agency, Revenue (Babson
College Issue) (LOC; FHLB)	0.16	9/7/12	1,680,000	a,b	1,680,000
Massachusetts Development Finance

Agency, Revenue (Boston
University Issue) (LOC; FHLB)	0.16	9/7/12	11,830,000	a,b	11,830,000
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC; Bank
of America)	0.48	9/7/12	2,925,000	a	2,925,000
Massachusetts Development Finance
Agency, Revenue (Decas
Cranberry Issue) (LOC; TD Bank)	0.32	9/7/12	700,000	a	700,000
Massachusetts Development Finance
Agency, Revenue (ECM Plastics
Issue) (LOC; TD Bank)	0.21	9/7/12	1,125,000	a	1,125,000
Massachusetts Development Finance
Agency, Revenue (Jewish
Healthcare Center, Inc.
Assisted Living Corporation
Issue) (LOC; TD Bank)	0.19	9/7/12	6,810,000	a	6,810,000
Massachusetts Development Finance
Agency, Revenue (New Bedford
Waste Issue) (LOC; Comerica
Bank)	0.21	9/7/12	2,770,000	a	2,770,000
Massachusetts Development Finance
Agency, Revenue (The Marine
Biological Laboratory Issue)
(LOC; JPMorgan Chase Bank)	0.17	9/7/12	1,885,000	a	1,885,000
Massachusetts Development Finance
Agency, Revenue (Youth
Opportunities Upheld, Inc.
Issue) (LOC; TD Bank)	0.18	9/7/12	500,000	a	500,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.17	9/7/12	4,000,000	a,b	4,000,000
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Citigroup ROCS,
Series RR II R-11648)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Citibank NA)	0.52	9/7/12	3,510,000 a,b,c,d		3,510,000
Massachusetts Health and

Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	0.25	9/1/12	2,400,000	a	2,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Health Center Capital Fund
Issue) (LOC; Bank of America)	0.35	9/7/12	1,010,000	a	1,010,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue) (Citigroup
ROCS, Series RR II R-10390)
(Liquidity Facility; Citibank
NA)	0.19	9/1/12	1,500,000 a,b,c,d		1,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.22	9/7/12	2,640,000	a	2,640,000
Massachusetts Industrial Finance
Agency, IDR (Cambridge Isotope
Laboratories, Inc. Project)
(LOC; Bank of America)	1.45	9/7/12	885,000	a	885,000
Massachusetts Industrial Finance
Agency, Revenue (Groton School
Issue) (Liquidity Facility;
U.S. Bank NA)	0.15	9/7/12	3,000,000	a,b	3,000,000
Massachusetts Industrial Finance
Agency, Revenue (Heritage at
Hingham Issue) (Liquidity
Facility; FNMA and LOC; FNMA)	0.23	9/7/12	6,760,000	a	6,760,000
Massachusetts Industrial Finance
Agency, Revenue (The New
England College of Optometry
Issue) (LOC; FHLB)	0.16	9/7/12	5,095,000	a,b	5,095,000
Northborough,
GO Notes, BAN	1.25	4/26/13	1,000,000		1,004,844
Southbridge,
GO Notes	1.50	5/15/13	3,300,000		3,324,266
Woburn,

GO Notes, BAN	1.00	10/26/12	3,000,000	3,003,685
Worcester,
GO Notes, BAN	1.00	11/8/12	4,000,000	4,004,658

Total Investments (cost $87,847,931)			99.3%	87,847,931
Cash and Receivables (Net)			.7%	595,912
Net Assets			100.0%	88,443,843

a Variable rate demand note - rate shown is the interest rate in effect at August 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At August 31, 2012, the fund had $36,295,000 or 41.0% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities amounted to $5,010,000 or 5.7% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	87,847,931
Level 3 - Significant Unobservable Inputs	-
Total	87,847,931

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	October 22, 2012

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 22, 2012

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)